Loss Per Share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Loss Per Share
23. Loss Per Share
Basic loss per share and diluted loss per share have been calculated in accordance with ASC 260 on computation of earnings per share for the years ended December 31, 2018, 2019 and 2020 as follows:

	For the Year Ended December 31,
	2018	2019	2020
Numerator:
Net loss	(1,398,823)	(3,691,673)	(2,731,985)
Accretion on Preferred Shares to redemption value	(705,329)	(961,050)	(2,157,744)
Deemed dividend due to extinguishment of Preferred Shares	(43,136)	—	—
Deemed dividend due to modification of Preferred Shares	(41,485)	—	—
Deemed contribution from repurchase of Preferred Shares	—	9,969	—
Deemed dividend due to reclassification from mezzanine equity to ordinary shares upon extinguishment of Redeemable Shares	(66,091)	—	—

Net loss attributable to ordinary shareholders of XPeng Inc.	(2,254,864)	(4,642,754)	(4,889,729)

Denominator:
Weighted average number of ordinary shares outstanding-basic and diluted	330,176,070	349,450,580	754,270,914

Basic and diluted net loss per share attributable to ordinary shareholders of XPeng Inc.	(6.83)	(13.29)	(6.48)

For the years ended December 31, 2018, 2019 and 2020, the Company had potential ordinary shares, including non-vested
restricted shares, share options and RSUs granted and Preferred Shares. As the Group incurred losses for the years ended December 31, 2018, 2019 and 2020, these potential ordinary shares were anti-dilutive and excluded from the calculation of diluted net loss per share of the Company. The weighted-average numbers of non-vested
share options excluded from the calculation of diluted net loss per share of the Company were 78,834,504 as of December 31, 2018, 100,442,575 as of December 31, 2019 and nil as of December 31, 2020. The weighted-average numbers of non-vested
RSUs excluded from the calculation of diluted net loss per share of the Company were nil as of December 31, 2018 and 2019 and 20,841,866 as of December 31, 2020. The weighted-average numbers of non-vested
restricted shares excluded from the calculation of diluted net loss per share of the Company were 13,333,325 as of December 31, 2018, nil as of December 31, 2019 and 2020. Preferred Shares to be converted into ordinary shares were 352,122,730 as of December 31, 2018, 500,059,108 as of December 31, 2019 and nil as of December 31, 2020 on a weighted average basis.